Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Payables and Accruals [Abstract]
Research and development	$ 25,400	$ 10,400
Professional fees	122,800	173,600	293,400
Interest on promissory notes		371,600
Accrued vacation	68,300	48,000	56,900
Litigation settlement, net	1,105,700
Other	68,300	55,900	44,300
Total	$ 1,390,500	$ 659,500	$ 394,600